Prepaid expenses and other current assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Prepaid expenses and other current assets
Summary of prepaid expenses and other current assets

	As at March 31,	As at December 31,
	2021	2020
	$	$
Prepaid clinical trial expenses	4,047,248	1,763,731
Prepaid property, plant and equipment costs	106,621	—
Canadian harmonized sales tax receivable	78,549	58,982
Other	322,819	27,633
Total	4,555,237	1,850,346

	As at December 31,	As at December 31,
	2020	2019
	$	$
Prepaid clinical trial expenses	1,763,731	—
Canadian harmonized sales tax receivable	58,982	—
Other	27,633	1,176
Total	1,850,346	1,176